INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal [Abstract]
Current expense	$ 170,000	$ 1,532,000	$ 3,638,000
Deferred benefit	(226,000)	(1,082,000)	(1,403,000)
Federal Income Tax Expense (Benefit)	(56,000)	450,000	2,235,000
State [Abstract]
Current expense (benefit)	1,000	(649,000)	545,000
Deferred benefit		(810,000)	(720,000)
State Income Tax Expense (Benefit)	1,000	(1,459,000)	(175,000)
Income tax expense (benefit)	(55,000)	(1,009,000)	2,060,000
Income tax expense (benefit)	(55,000)	(1,009,000)	2,060,000
Tax expense associated with jurisdictions	309,500	464,500	670,000
Federal income taxes paid	230,000	278,000	715,000
State income taxes paid	0	84,000	62,000
Differences between income taxes expense recorded and amounts computed using statutory rate [Abstract]
Federal income tax benefit computed at statutory rate of 35%	(9,618,000)	(18,527,000)	(88,306,000)
State income taxes expense (benefit)	4,502,000	(9,744,000)	(10,297,000)
Valuation allowance on deferred state income tax assets	(4,501,000)	8,285,000	10,122,000
Federal tax effect of [Abstract]
State income taxes	(1,575,000)	3,411,000	3,604,000
Valuation allowance on state taxes	1,575,000	(2,900,000)	(3,543,000)
Valuation allowance recorded for deferred federal income tax assets	(2,578,000)	23,559,000	78,162,000
Other	12,140,000	(5,093,000)	12,318,000
Income tax expense (benefit)	(55,000)	(1,009,000)	2,060,000
Net deferred income tax assets (components of other assets) [Abstract]
Allowance for loan losses	26,493,000	37,086,000
Net operating loss carryforwards of subsidiaries	131,513,000	124,613,000
Deferred compensation	789,000	1,060,000
Depreciation	(765,000)	(1,858,000)
Start-up costs of de novo banks	624,000	1,043,000
Fair value adjustment for investment securities available for sale	(37,000)	(36,000)
Other real estate owned	12,095,000	16,585,000
Net deferred costs of loan originations	(181,000)	(448,000)
Unaccrued interest income on nonperforming loans	5,518,000	7,021,000
Other, net	14,373,000	21,766,000
Deferred Tax Assets, Gross	190,422,000	206,832,000
Less valuation allowance	(190,457,000)	(205,875,000)
Deferred Tax Assets, Net of Valuation Allowance	(35,000)	957,000
Operating Loss Carryforwards [Line Items]
Tax years that remain subject to examination by major tax jurisdiction	2009
Income tax examination, liability recorded	6,400,000
Income Tax Examination, Interest from Examination	422,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	336,603,000
Federal [Member] | 2019-2021 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	12,000
Federal [Member] | 2022-2024 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	496,000
Federal [Member] | 2025-2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	41,733,000
Federal [Member] | 2029-2032 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	294,362,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	196,990,000
State [Member] | 2013-2015 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	106,979,000
State [Member] | 2016-2018 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	27,781,000
State [Member] | 2019-2021 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,778,000
State [Member] | 2022-2024 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,133,000
State [Member] | 2025-2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	23,001,000
State [Member] | 2029-2032 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 35,318,000